Note 17 - Stock-based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Stock-based compensation expense	$ 6,313	$ 4,909	$ 3,710
Cost of Sales [Member]
Stock-based compensation expense	319	220	160
Selling and Marketing Expense [Member]
Stock-based compensation expense	896	706	436
Research and Development Expense [Member]
Stock-based compensation expense	404	281	184
General and Administrative Expense [Member]
Stock-based compensation expense	$ 4,694	$ 3,702	$ 2,930